BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES (Narrative) (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Professional fees	[1]	$ 912	$ 724	$ 852
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Professional fees		$ 526	$ 481	$ 475
Shareholders [Member] | Selling And Marketing Expenses - Management Fee [Member]
Disclosure of transactions between related parties [line items]
Description of fixed monthly		NIS 14,000 plus VAT over a period commencing on the aforementioned date through March 31, 2026 unless the Company determines to terminate the agreement in early written notice of 15 days.
Shareholders [Member] | General And Administrative Expenses - Sublease Income [Member]
Disclosure of transactions between related parties [line items]
Description of fixed monthly		NIS 17 thousand linked to Israeli Consumer Price Index (ICPI) plus VAT over a lease period commenced on August 18, 2024 through August 18, 2025 (the “Initial Lease Period”) which may be extended through August 18, 2026 (the “Option Period”).
Investors [Member] | Convertible Note [Member]
Disclosure of transactions between related parties [line items]
Principal amount		$ 2,341			$ 1,710
Investors [Member] | Warrants [member]
Disclosure of transactions between related parties [line items]
Principal amount		$ 0

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.